Quarterly Holdings Report
for
Fidelity Freedom® 2020 Fund
December 31, 2023
F20-NPRT3-0224
1.811330.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.38% 1/25/24 to 3/28/24 (b) (Cost $28,216,926)	28,340,000	28,221,767

Domestic Equity Funds - 23.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	11,961,846	128,829,077
Fidelity Series Blue Chip Growth Fund (c)	22,736,463	355,143,553
Fidelity Series Commodity Strategy Fund (c)	1,099,474	101,844,270
Fidelity Series Growth Company Fund (c)	34,052,651	663,005,111
Fidelity Series Intrinsic Opportunities Fund (c)	12,196,094	132,083,697
Fidelity Series Large Cap Stock Fund (c)	31,945,899	624,222,857
Fidelity Series Large Cap Value Index Fund (c)	13,263,040	195,231,945
Fidelity Series Opportunistic Insights Fund (c)	20,992,273	395,914,278
Fidelity Series Small Cap Core Fund (c)	94,231	1,060,096
Fidelity Series Small Cap Discovery Fund (c)	4,829,191	56,404,953
Fidelity Series Small Cap Opportunities Fund (c)	13,693,100	190,334,088
Fidelity Series Stock Selector Large Cap Value Fund (c)	33,371,810	435,835,834
Fidelity Series Value Discovery Fund (c)	26,246,626	390,549,795
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,423,391,713)		3,670,459,554

International Equity Funds - 24.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	15,862,880	233,025,703
Fidelity Series Emerging Markets Fund (c)	32,795,200	277,447,390
Fidelity Series Emerging Markets Opportunities Fund (c)	64,775,213	1,122,554,435
Fidelity Series International Growth Fund (c)	37,998,402	650,912,620
Fidelity Series International Small Cap Fund (c)	14,419,841	244,560,509
Fidelity Series International Value Fund (c)	55,829,215	651,526,943
Fidelity Series Overseas Fund (c)	50,151,421	650,463,926
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,875,103,498)		3,830,491,526

Bond Funds - 49.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	56,164,785	531,880,514
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	160,038,581	1,225,895,533
Fidelity Series Emerging Markets Debt Fund (c)	10,644,351	82,493,721
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	2,879,922	26,984,865
Fidelity Series Floating Rate High Income Fund (c)	1,637,845	14,789,740
Fidelity Series High Income Fund (c)	9,762,423	82,101,981
Fidelity Series International Credit Fund (c)	2,359,530	18,829,050
Fidelity Series International Developed Markets Bond Index Fund (c)	69,815,340	610,186,073
Fidelity Series Investment Grade Bond Fund (c)	451,064,018	4,555,746,580
Fidelity Series Long-Term Treasury Bond Index Fund (c)	119,602,883	700,872,893
Fidelity Series Real Estate Income Fund (c)	1,657,076	15,725,652
TOTAL BOND FUNDS (Cost $9,001,498,674)		7,865,506,602

Short-Term Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	42,483,872	42,492,369
Fidelity Series Government Money Market Fund 5.43% (c)(e)	473,795,167	473,795,167
Fidelity Series Short-Term Credit Fund (c)	2,857,458	28,145,964
TOTAL SHORT-TERM FUNDS (Cost $544,604,179)		544,433,500

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,872,814,990)	15,939,112,949
NET OTHER ASSETS (LIABILITIES) - 0.0%	307,373
NET ASSETS - 100.0%	15,939,420,322

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,186	Mar 2024	359,669,531	11,604,595	11,604,595
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,075	Mar 2024	552,025,195	12,155,938	12,155,938
CBOT Long Term U.S. Treasury Bond Contracts (United States)	639	Mar 2024	79,835,063	5,800,452	5,800,452

TOTAL PURCHASED					29,560,985

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	549	Mar 2024	132,309,000	(4,392,719)	(4,392,719)
ICE MSCI EAFE Index Contracts (United States)	157	Mar 2024	17,681,340	(250,645)	(250,645)
ICE MSCI Emerging Markets Index Contracts (United States)	2,837	Mar 2024	146,630,345	(6,508,928)	(6,508,928)

TOTAL SOLD					(11,152,292)

TOTAL FUTURES CONTRACTS					18,408,693
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,221,767.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	30,416,882	295,911,441	283,835,954	1,127,616	376	(376)	42,492,369	0.1%
Total	30,416,882	295,911,441	283,835,954	1,127,616	376	(376)	42,492,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	423,883,190	170,873,050	61,576,622	12,687,497	(240,812)	(1,058,292)	531,880,514
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,382,190,429	103,087,084	189,442,881	39,832,236	(30,874,558)	(39,064,541)	1,225,895,533
Fidelity Series All-Sector Equity Fund	142,707,718	6,990,939	39,127,033	6,099,225	822,670	17,434,783	128,829,077
Fidelity Series Blue Chip Growth Fund	393,035,629	10,576,227	149,898,585	2,055,601	24,014,146	77,416,136	355,143,553
Fidelity Series Canada Fund	272,845,603	16,233,302	73,517,479	7,756,264	17,694,294	(230,017)	233,025,703
Fidelity Series Commodity Strategy Fund	116,312,837	17,086,694	24,560,470	4,776,385	(20,320,589)	13,325,798	101,844,270
Fidelity Series Emerging Markets Debt Fund	85,913,480	4,808,074	12,403,927	3,996,365	(2,777,454)	6,953,548	82,493,721
Fidelity Series Emerging Markets Debt Local Currency Fund	29,108,941	1,579,494	4,457,826	1,339,036	(399,009)	1,153,265	26,984,865
Fidelity Series Emerging Markets Fund	191,623,522	86,165,147	10,583,188	6,686,773	(214,754)	10,456,663	277,447,390
Fidelity Series Emerging Markets Opportunities Fund	1,314,225,825	36,666,021	293,153,007	31,158,561	13,832,039	50,983,557	1,122,554,435
Fidelity Series Floating Rate High Income Fund	16,264,188	1,269,531	3,024,946	1,160,476	(222,736)	503,703	14,789,740
Fidelity Series Government Money Market Fund 5.43%	387,817,577	167,276,199	81,298,609	16,458,581	-	-	473,795,167
Fidelity Series Growth Company Fund	733,243,680	40,761,435	258,733,106	20,728,290	8,112,037	139,621,065	663,005,111
Fidelity Series High Income Fund	87,149,955	4,663,223	11,922,309	4,074,697	(1,222,055)	3,433,167	82,101,981
Fidelity Series International Credit Fund	17,822,706	677,881	149,147	677,881	2,358	475,252	18,829,050
Fidelity Series International Developed Markets Bond Index Fund	656,249,988	44,610,062	92,816,075	24,026,369	(10,139,233)	12,281,331	610,186,073
Fidelity Series International Growth Fund	720,955,038	31,270,611	154,750,874	8,428,338	45,685,770	7,752,075	650,912,620
Fidelity Series International Small Cap Fund	198,719,737	65,803,720	40,061,409	8,341,442	7,841,687	12,256,774	244,560,509
Fidelity Series International Value Fund	717,174,110	34,949,741	164,484,475	20,986,851	27,784,717	36,102,850	651,526,943
Fidelity Series Intrinsic Opportunities Fund	142,129,392	35,893,478	38,240,851	28,976,039	2,968,496	(10,666,818)	132,083,697
Fidelity Series Investment Grade Bond Fund	4,726,680,910	494,791,413	661,073,811	140,926,887	(46,763,088)	42,111,156	4,555,746,580
Fidelity Series Large Cap Stock Fund	688,564,729	42,676,340	175,172,000	33,638,016	47,162,939	20,990,849	624,222,857
Fidelity Series Large Cap Value Index Fund	215,778,438	13,586,764	46,518,019	7,949,119	8,806,141	3,578,621	195,231,945
Fidelity Series Long-Term Treasury Bond Index Fund	756,790,231	101,362,597	115,908,472	17,143,490	(23,233,187)	(18,138,276)	700,872,893
Fidelity Series Opportunistic Insights Fund	437,021,791	6,825,056	126,974,309	4,088,102	7,547,154	71,494,586	395,914,278
Fidelity Series Overseas Fund	720,249,873	27,811,259	149,164,288	10,721,469	23,467,019	28,100,063	650,463,926
Fidelity Series Real Estate Income Fund	30,475,653	1,310,556	16,151,289	1,171,847	(731,719)	822,451	15,725,652
Fidelity Series Short-Term Credit Fund	38,383,746	1,377,022	12,207,096	721,583	(273,938)	866,230	28,145,964
Fidelity Series Small Cap Core Fund	-	1,238,552	344,515	19,561	29,424	136,635	1,060,096
Fidelity Series Small Cap Discovery Fund	62,868,414	4,768,817	18,230,463	1,738,615	1,331,452	5,666,733	56,404,953
Fidelity Series Small Cap Opportunities Fund	211,247,585	12,112,071	59,325,546	2,015,857	10,556,330	15,743,648	190,334,088
Fidelity Series Stock Selector Large Cap Value Fund	480,795,862	29,238,025	112,492,659	20,190,162	15,656,810	22,637,796	435,835,834
Fidelity Series Value Discovery Fund	429,005,330	34,738,462	88,042,389	18,230,147	1,533,363	13,315,029	390,549,795
	16,827,236,107	1,653,078,847	3,285,807,675	508,801,762	127,435,714	546,455,820	15,868,398,813

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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